RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of key management personnel compensation

	2021	2020	2019
Salaries and short-term benefits	$3.2	$5.6	$6.1
Share-based compensation	(1.3)	1.2	3.9
Termination and other long-term benefits	0.9	0.3	0.3
	$2.8	$7.1	$10.3

Schedule of transactions between related parties

	2021	2020	2019
Ultimate parent and parent corporation
Revenues	$0.4	$0.4	$0.5
Purchase of goods and services	10.2	9.6	9.9
Operating expenses recovered	(2.3)	(1.4)	(2.6)

Corporations under common control
Revenues	5.3	4.9	5.5
Purchase of goods and services	109.7	95.7	123.2
Operating expenses recovered	0.4	1.4	(3.0)

Other affiliated corporations
Purchase of goods and services	10.6	5.6	2.1
Acquisition of property, plant and equipment and intangible assets	4.6	–	–

	2021	2020
Ultimate parent and parent corporation
Accounts receivable	$2.8	$2.8
Dividends receivable	5.0	5.0
Interest receivable	2.5	2.4

Corporations under common control
Accounts receivable	7.5	2.5
	$17.8	$12.7

	2021	2020
Ultimate parent and parent corporation
Accounts payable	$21.2	$33.9
Interest payable	5.0	5.0

Corporations under common control
Accounts payable	63.0	29.0
	$89.2	67.9

Schedule of tax consolidation transactions

	2021	2020
Investment in an affiliated corporation[1]	$1,595.0	$1,595.0
Subordinated loan from the parent corporation[2]	(1,595.0)	(1,595.0)
1	Investment in 1,595,000 preferred shares, Series C, of 9346-9963 Quebec Inc., a subsidiary of Quebecor Media Inc., carrying the right to receive an annual dividend of 9.6%, payable semi-annually.
2	Subordinated loan of $1,595.0 million from Quebecor Media Inc., bearing interest at a rate of 9.5%, payable semi-annually, and maturing on February 27, 2048.